INCOME TAXES - Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Allowance for doubtful accounts	$ 49,815	$ 42,839
Accrued expenses	220,548	160,631
Inventory	116,354	127,349
Deferred rent	151,089	193,048
Lease liability	62,499	87,293
Warrants	463,701	261,436
Stock-based compensation	202,722	117,223
Charitable contributions	460,274	340,259
Net operating losses	71,553,413	66,025,752
Payroll taxes deferral	202,385	0
Disallowed interest expense	216,444	108,951
Total deferred tax assets	73,699,244	67,464,781
Less: valuation allowance	(72,057,082)	(65,260,394)
Net deferred tax assets	1,642,162	2,204,387
Deferred tax liabilities:
Intangible assets	(839,927)	(1,090,104)
Property and equipment	(802,235)	(1,114,283)
Total deferred tax liabilities	(1,642,162)	(2,204,387)
Net deferred tax assets/liabilities	$ 0	$ 0